PREPAYMENTS AND OTHER CURRENT ASSETS (Narrative) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)
Prepaid Expenses And Other Current Assets [Line Items]
Reserve For Unrecoverable Deposits Current	¥ 4,798	$ 737	¥ 4,798
Due from Related Parties, Current	25,304	3,889	13,496
JYADK [Member]
Prepaid Expenses And Other Current Assets [Line Items]
Due from Related Parties, Current	13,658	1,967	13,658
Interest Receivable, Current	¥ 221	$ 34	¥ 370	$ 53